SEGMENTED INFORMATION (Tables)	12 Months Ended
Dec. 31, 2018
Statements Line Items
Disclosure of exploration and evaluation assets by location [Table Text Block]
EXPLORATION AND EVALUATION ASSETS	December 31, 2018	December 31, 2017
Sweden	$437,755	$437,755
Turkey	232,547	232,547
U.S.A	942,599	1,171,664
Total	$1,612,901	$1,841,966

Disclosure of property and equipment by location [Table Text Block]
PROPERTY AND EQUIPMENT	December 31, 2018	December 31, 2017
Sweden	$30,519	$26,159
U.S.A	435,020	424,119
Total	$465,539	$450,278